Note 4. Inventories (Detail) - Inventory: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Raw materials and supplies	$ 33,843	$ 31,611
Work-in-process	282	354
Finished goods	1,031	267
	35,156	32,232
Allowance for excess and obsolete inventory	(1,179)	(1,637)
Inventories	$ 33,977	$ 30,595